Long-Term Debt (Details) - Schedule of long-term debt - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of long-term debt [Abstract]
Dominion Capital loan		$ 17,092
Equipment financing	11,039
Volta note payable	128	253
Total long-term debt	11,167	17,345
Less current portion of long-term debt	(10,257)	(17,171)
Non-current portion of long-term debt	$ 910	$ 174